FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          November 13, 2009



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $211,184
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107      105338     2648  X                            105338       0       0
Alaska Communications Systems             COM      01167P101     40000      370  X                             40000       0       0
AltiGen Communications Inc                COM      21489109     267600      268  X                            267600       0       0
American Dental Partners                  COM      25353103    1146069    16045  X                           1146069       0       0
American Express Company                  COM      25816109      24111      817  X                             24111       0       0
American Public Education                 COM      2913V103      99736     3464  X                             99736       0       0
Automatic Data Processing                 COM      53015103      14899      586  X                             14899       0       0
AutoZone Inc.                             COM      53332102       3390      496  X                              3390       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      505  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        110      366  X                               110       0       0
BIDZ.com Inc.                             COM      08883T200   1463929     5094  X                           1463929       0       0
Brookfield Asset Management Inc           COM      112585104     31492      715  X                             31492       0       0
Choice Hotels International               COM      169905106     10000      311  X                             10000       0       0
Conagra Food Inc                          COM      205887102     10000      217  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     1355  X                             30000       0       0
Corporate Executive Board                 COM      21988R102    166453     4145  X                            166453       0       0
Emerson Electric Co                       COM      291011104     10601      425  X                             10601       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    179449     3374  X                            179449       0       0
Hallmark Financial Services               COM      40624Q203    449312     3617  X                            449312       0       0
Hospitality Properties Trust              COM      44106M102     23915      487  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2442128    46669  X                           2442128       0       0
International Assets Holding Corp         COM      459028106   1323482    21851  X                           1323482       0       0
Interval Leisure Group                    COM      46113M108     11924      149  X                             11924       0       0
iShares Trust Global Infras               GLO INFR 464288372      7071      237  X                              7071       0       0
iShares Trust Treas Inflat                US TIP B 464287176      4734      487  X                              4734       0       0
K Tron International Inc                  COM      482730108     51781     4930  X                             51781       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      519  X                              9600       0       0
Leucadia National Corp.                   COM      527288104     19493      482  X                             19493       0       0
Level 3 Communications                    COM      52729N100     14500       20  X                             14500       0       0
Microsoft Corp.                           COM      594918104     30330      780  X                             30330       0       0
Morningstar, Inc.                         COM      617700109     78967     3835  X                             78967       0       0
MSCI, Inc.                                CL A     55354G100     73286     2171  X                             73286       0       0
National Retail Properties, Inc.          COM      637417106     14000      301  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      941  X                             12000       0       0
OneBeacon Insurance Group                 CL A     G67742109    161432     2218  X                            161432       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155       77  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      166  X                             10000       0       0
Rentrak Corp                              COM      760174102    514764     9194  X                            514764       0       0
Sears Holdings Corp                       COM      812350106     13097      855  X                             13097       0       0
SPDR Series Trust                         G RE ETF 78463X749     10970      347  X                             10970       0       0
SPDR Series Trust                         IN SC ETF78463X871      8402      215  X                              8402       0       0
SPDR Series Trust                         IN TR ETF78464A516     11772      688  X                             11772       0       0
Stamps.com                                COM      852857200    977323     9040  X                            977323       0       0
Stratasys Inc.                            COM      862685104   1426884    24485  X                           1426884       0       0
Tandy Leather Factory Inc.                COM      87538X105   1640372     5085  X                           1640372       0       0
Travelzoo Inc.                            COM      89421Q106    128810     1820  X                            128810       0       0
Utah Medical Products                     COM      917488108    326857     9583  X                            326857       0       0
Walgreens Co                              COM      931422109     23388      876  X                             23388       0       0
Washington Post Co                        CL B     939640108      1232      577  X                              1232       0       0
White Mountains Insurance Group           COM      G9618E107      1284      294  X                              1284       0       0
Winmark Corp                              COM      974250102    813562    16784  X                            813562       0       0
XCEL Energy Inc.                          COM      98389B100     26000      500  X                             26000       0       0